UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:              |_| Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     X-10 Capital Partners (QP), LP

Address:  201 North Union Street, Suite 300
          Alexandria, Virginia 22314


13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Kington
Title:  Managing Member
Phone:  (703) 519-7991



Signature, Place and Date of Signing:


/s/ Mark J. Kington            Alexandria, Virginia         November 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:    $4,982
                                         (thousands)



List of Other Included Managers:


Form 13F File Number                    Name
--------------------                    ----------------------------
028-14091                               X-10 Capital Management, LLC


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------------  ---------  --------  -------------------  ----------   -----    ----------------------
                                                          VALUE     SHS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE   SHARED   NONE
--------------                --------------  ---------  --------  -------   ---  ----  ----------   -----    -------  ------   ----
CHESAPEAKE LODGING TR         SH BEN INT      165240102    1,949   161,471   SH          Defined              161,471
CITIGROUP INC                 COM NEW         172967424      359    14,000   SH          Defined               14,000
COOPER TIRE & RUBR CO         COM             216831107      207    19,000   SH          Defined               19,000
DELTA AIR LINES INC DEL       COM NEW         247361702      110    14,600   SH          Defined               14,600
GENERAL MTRS CO               COM             37045V100      383    19,000   SH          Defined               19,000
GOODYEAR TIRE & RUBR CO       COM             382550101      192    19,000   SH          Defined               19,000
JPMORGAN CHASE & CO           COM             46625H100      346    11,500   SH          Defined               11,500
LEAR CORP                     COM NEW         521865204      172     4,000   SH          Defined                4,000
NET 1 UEPS TECHNOLOGIES INC   COM NEW         64107N206      672   103,400   SH          Defined              103,400
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209      372    10,000   SH          Defined               10,000
UNITED CONTL HLDGS INC        COM             910047109      110     5,700   SH          Defined                5,700
U S AIRWAYS GROUP INC         COM             90341W108      110    20,000   SH          Defined               20,000